Fair Value Measurements - Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Assets
Forward exchange contracts, Current assets	₨ 914	$ 12.5	₨ 672
Liabilities
Forward exchange derivative contracts	961	13.1	669
Fair Value, Measurements, Recurring [Member]
Assets
Fair valuation of swaps and options	5,765		6,177
Total assets	6,700	91.6	6,964	$ 92.4
Liabilities
Fair valuation of swaps and forward	251		29
Total Liabilities	1,212	16.5	29	0.4
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair valuation of swaps and options	5,765		6,177
Total assets	6,700	91.6	6,964	92.4
Liabilities
Fair valuation of swaps and forward	251		29
Total Liabilities	1,212	$ 16.5	29	$ 0.4
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward [Member]
Assets
Forward exchange contracts, Current assets	914		668
Forward exchange derivative contracts, Non-Current assets	21		115
Liabilities
Forward exchange derivative contracts	961
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Forward exchange contracts, Current assets	914		668
Forward exchange derivative contracts, Non-Current assets	21		115
Liabilities
Forward exchange derivative contracts	₨ 961
Fair Value, Measurements, Recurring [Member] | Forward Exchange Option [Member]
Assets
Forward exchange contracts, Current assets			4
Fair Value, Measurements, Recurring [Member] | Forward Exchange Option [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Forward exchange contracts, Current assets			₨ 4